Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS [Abstract]
Schedule of Summary of Major Financial Information for Discontinued Operations
August 31, 2010
Current assets:
Cash	24,948,577
Accounts receivable, net of allowance	5,402,738
Prepaid expenses and other current assets	2,610,863
32,962,178
Non-current assets:
Property and equipment, net	943,258
Intangible assets	766,847
Goodwill	1,998,821
Other non-current assets	300,532
4,009,458
Current liabilities:
Accounts payable	4,337,542
Accrued expenses and other current liabilities	7,034,894
11,372,436
Non-current liabilities:
Non-current deferred tax liabilities	186,528
Other non-current liabilities	12,322
198,850

Non-controlling interests:	1,717,533

Eight months ended August 31, 2010

Total net revenues	14,844,408
Loss from operations	(3,460,316)
Income tax benefit (expense)	25,584
Net loss	(3,382,438)

Less: Net loss attributable to non-controlling interests	243,666
Net loss from discontinued operations, net of tax	(3,138,772)
Gain from disposal of Huayi Music, net of tax	4,486,786

Total net income from discontinued operations, net of tax	1,348,014